TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Schedule of Balances and Transactions with PHI) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Cost of revenues	₪ 2,627	[1]	₪ 2,924	₪ 3,472
PHI [Member]
Disclosure of transactions between related parties [line items]
Cost of revenues	45		(2)
Deferred expenses - Right of use	95		41
Current assets (liabilities)	(43)		₪ (5)
Non-current assets (liabilities)	₪ (7)

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.